Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Taxes [line items]
Income tax expense	$ 492	$ 1,565	[1]
Effective tax rate	(15.00%)	19.80%

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.